PRO FORMA FINANCIAL INFORMATION (Details Narrative)	12 Months Ended
Sep. 30, 2024 USD ($)
Subsidiary, Sale of Stock [Line Items]
Underwriting discounts and commissions	$ 427,000
Underwriting non-accountable expenses	61,000
Other miscellaneous expenses	231,512
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issuance of ordinary shares	$ 5,380,488